Other Assets (Details Narrative) - Jet Token, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase deposits two for Aircrafts	$ 803,112	$ 439,750
Nonrefundable deposits		350,000
Lease maintenance reserve	689,750	689,750
Operating deposits	73,226	13,714
Aircraft Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase deposits one for Aircrafts			$ 450,000
Purchase deposits two for Aircrafts			150,000
Nonrefundable deposits			$ 250,000
Lease maintenance reserve		$ 250,000
Aircraft Management and Charter Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating deposits	$ 50,000